Risk Management (Details) - Schedule of exposure to liquidity risk	Dec. 31, 2022	Dec. 31, 2021
30 Days [Member]
Risk Management (Details) - Schedule of exposure to liquidity risk [Line Items]
Percentages of exposure to liquidity risk		1.00%
30 Days Foreign Currency [Member]
Risk Management (Details) - Schedule of exposure to liquidity risk [Line Items]
Percentages of exposure to liquidity risk		2.00%
90 Days [Member]
Risk Management (Details) - Schedule of exposure to liquidity risk [Line Items]
Percentages of exposure to liquidity risk		2.00%